Filed pursuant to Rule 497(e)
File Nos. 811-22310; 333-182274

ETF Managers Trust

Supplement
July 18, 2016

to the

PureFunds™ ISE Big Data ETF
PureFunds™ ISE Mobile Payments ETF
PureFunds™ ISE Cyber Security ETF
PureFunds™ ISE Junior Silver
 (Small Cap Miners/Explorers) ETF
Statement of Additional Information
dated January 31, 2016, as previously supplemented

PureFunds™ Drone Economy Strategy ETF
PureFunds™ Video Game Tech ETF
Statement of Additional Information
dated March 8, 2016, as previously supplemented
Tierra XP Latin America Real Estate ETF
 Statement of Additional Information
dated October 17, 2015, as previously supplemented

The Restaurant ETF
Statement of Additional Information
dated October 17, 2015, as previously supplemented

BlueStar TA-BIGITech™ Israel Technology ETF
Statement of Additional Information
dated October 21, 2015, as previously supplemented

Etho Climate Leadership U.S. ETF
Statement of Additional Information
dated March 18, 2016, as previously supplemented

(each a “Fund” and collectively, the “Funds”)

Effective immediately, Reshma J. Amin serves as the Chief Compliance Officer (“CCO”) for ETF Managers Trust (the “Trust”). References to the Trust’s previous CCO, David Weissman, in each Fund’s Statement of Additional Information (“SAI”) are deleted in their entirety and should be disregarded.

The following table supplements the information about the officers of the Trust in each SAI:

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Reshma J. Amin (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer, ETF Managers Group LLC (since 2016); Partner, Crow & Cushing (law firm) (2007‑2016).

Please retain this Supplement with your SAI.